SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of operations

1-1     Nature of operations

EDAP TMS S.A. and its subsidiaries (‘‘the Company’’) are engaged in the development, production, marketing, distribution and maintenance of a portfolio of minimally-invasive medical devices for the treatment of urological diseases. The Company currently produces innovative robotic devices for treating stones of the urinary tract and localized prostate cancer. We also derive revenues from the distribution of urodynamics products and urology lasers. Net sales consist primarily of direct sales to hospitals and clinics in France and Europe, export sales to third-party distributors and agents, and export sales through subsidiaries based in Germany, Italy, the United States and Asia.

The Company purchases the majority of the components used in its products from a number of suppliers but for some components, relies on a single source. Delay would be caused if the supply of these components or other components was interrupted and these delays could be extended in certain situations where a component substitution may require regulatory approval. Failure to obtain adequate supplies of these components in a timely manner could have a material adverse effect on the Company’s business, financial position and results of operations.

Since the occurrence in 2020 of the COVID-19 virus, we have taken steps to require the majority of our employees to work remotely, maintain minimum supply chain and development activity and curtail most business travels. The pandemic has resulted in further postponement and/or cancelation of the sale and installation of new devices and disposables in hospitals or clinics as investment decisions are put on hold or their resources are refocused on COVID-19. During this period, we benefited from covid related assistance loans from French, Japanese and US authorities.

Basis of preparation	1-2 Basis of preparation These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP).
Management estimates

1-3     Management estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (‘‘U.S. GAAP’’) requires management to make estimates and assumptions, such as business plans, stock price volatility, duration of standard warranty per market, duration and interest rate of operating leases, price of maintenance contract used to determine the amount of revenue to be deferred and life duration of our range of products. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In particular regarding the estimate of future sales in our business plans, the prolonged impact of the COVID19 pandemic and lack of visibility on the return to normal sales cycles has created a higher level of uncertainty. Actual results could differ from those estimates.

Consolidation

1-4     Consolidation

The accompanying consolidated financial statements include the accounts of EDAP TMS S.A. and all its domestic and foreign owned subsidiaries after elimination of intercompany balances and transactions. We do not have any significant interests in any variable interest entities.

Revenue recognition

1-5     Revenue recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers, on January 1, 2018.

The Company’s revenue consists of:

- Sales of goods (devices and consumables), where invoicing generally takes place upon delivery. Consumables revenues included in sales contract are deferred until delivery.

- Revenue-per-Procedures (“RPP”) and leases: they comprise (i) revenues on a per treatment basis which are invoiced after each treatment, or in advance, or on a periodic basis, (ii) leases of devices, which are generally invoiced on a monthly or quarterly basis, and (iii) immaterial lease components arising from multiple-element arrangements, where specific sales terms are negotiated in accordance with each customer’s individual requirements and which are generally invoiced based on contract terms,

- Sales of spare parts and services (maintenance, upgrades, mobility and others). Spare parts are invoiced when delivered. Regarding services, invoicing is performed either on a subscription basis (in advance or at the end of the period) or when performed.

Sales of our medical devices and sales of disposables, sales of RPPs and leases, and sales of spare parts and services, are all net of commissions.

The Company invoices its customers based on the billing schedules in its sales arrangements. Payments are generally due between one to three months from date of invoice.

The Company accounts for a contract with a customer when there is a legally enforceable contract between the Company and its customer, the rights of the goods or services and their payment terms can be identified, the contract has commercial substance, collectability of the contract consideration is probable, it is approved and the parties are committed to their obligations.

Our sale arrangements may contain multiple elements, including device(s), consumables and services. For these multiple-element arrangements, the Company accounts for individual goods and services as separate performance obligations: (i) if a customer can benefit from the good or service on its own or with other resources that are readily available to the customer, and (ii) if they are a distinct good or service that is separately identifiable from other items in the multiple-element arrangement. The Company’s sale arrangements may include a combination of the following performance obligations: device(s), consumables, leases and services (such as, but not limited to, warranty extension).

For multiple-element arrangements, revenue is allocated to each performance obligation based on its relative standalone selling price. Standalone selling prices are based on observable prices at which the Company separately sells the goods or services. If a standalone selling price is not directly observable, then the Company estimates the standalone selling price considering market conditions and entity-specific factors including, but not limited to, features and functionality of the goods and services, geographies, and type of customer. The Company regularly reviews standalone selling prices and updates these estimates as necessary.

The Company recognizes revenue when the performance obligations are satisfied by transferring control over the goods or service to a customer.

The Company’s revenue consists of the following:

Sales of goods:

Sales of goods are and have historically been comprised of sales net of commission of medical devices (ESWL lithotripters and HIFU devices) and net sales of disposables (mostly Ablapaks and Focalpaks in the HIFU division and electrodes in the ESWL division). Sales of goods also includes products such as urology laser and urodynamics devices distributed through our agents and third-party distributors.

For devices and disposables, revenue is recognized when the Company transfers control to the customer (i.e. when the customer has the ability to direct the use of, and obtain substantially all of the remaining benefit from, the device or disposables), which is generally at the point of delivery or installation, depending on the terms of the arrangement (i.e. when the customer can use the goods to provide services or sell or exchange the good), and based on contractual incoterms. Such installation-related costs are immaterial in the context of the contract with the customer and do not constitute a distinct performance obligation.

The Company’s sales arrangements do not provide a right of return. The goods are generally covered by a period of one to two years standard warranty upon installation depending of the geographic area. Over this standard one to two years period, it is considered as an extension of such warranty period and constitutes a distinct performance obligation. The Company also provides training associated with the sales of goods; such training-related costs are immaterial in the context of the contract with the customer and do not constitute a distinct performance obligation.

Sales of RPPs and leases:

Sales of RPP and leases include the revenues from the sale of treatment procedures and from the leasing of machines. For RPP, we provide machines to clinics and hospitals for free for a limited period, rather than selling the devices. These hospitals and clinics perform treatments using the devices and usually pay us based on the number of individual treatments provided. Revenues from leasing of machine are considered as immaterial.

Revenues related to the sale of treatments invoiced on a ‘‘Revenue-Per-Procedure’’ (‘‘RPP’’) basis are recognized when the treatment procedure has been completed. Revenues from devices leased to customers under operating leases are recognized on a straight-line basis.

Regarding multiple-element arrangements with a lease component, a portion of the contract is allocated to the lease component on the basis of observable market prices applied by the Company for similar devices under operating leases. The lease component is recognized on a straight line basis over the contractual period. Other immaterial components under the contract are recognized in accordance with their nature.

Sales of spare parts and services:

Revenues related to spare parts are recognized when spare parts are delivered to distributors who perform their own maintenance services. Spare parts used in the performance of EDAP’s own maintenance and repair services are generally not recognized separately, unless a type of spare part is specifically excluded from the maintenance contract terms.

Revenues related to Services mainly consist of maintenance contracts which rarely exceed one year and are recognized on a straight line basis over the term of the service period as the customer benefits from the service equally throughout the service contract period. For services rendered when no maintenance contract is in place or for services not included in the scope of a maintenance contract, revenues are recorded when services are performed.

The Company recognizes revenue for extended warranties included in the multiple-element arrangements as a separate performance obligation in Sales of services on a straight-line basis over the extended warranty period. In the majority of countries in which the Company operates, the statutory warranty period is one to two years and the extended warranty covers periods beyond this statutory period. Standard warranties do not constitute a separate performance obligation. The Company accrues for the warranty costs at the time of sale of the device through the multiple-element arrangement.

Agents and distributors:

As part of its sale process in countries other than continental France, when the Company does not have a local subsidiary, sales of goods to end-customers are performed through agents and distributors. Such agents and distributors are primarily responsible for the sales’ process, bear the inventory risk, and are free to determine the sale prices. Sales of goods to agents and distributors are recognized when the control is transferred to the related agent or distributor which generally occurs based on contractual incoterms.

Deferred revenue:

Deferred revenue for the periods presented primarily relates to service contracts where the service fees are billed up-front, generally quarterly or annually, prior to those services having been performed, and consists primarily of billing or cash receipts in advance of services due under maintenance contracts or extended warranty contracts. The associated deferred revenue is generally recognized ratably over the service period.

Disaggregation of revenue:

Disaggregation by primary geographical market, and timing of revenue recognition is reported in Note 18.

Contract Balances:

Details on contract liabilities are reported on Note 11.

The Company applies the practical expedient in paragraph 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less. This relates mainly to maintenance services.

Costs of sales

1-6     Costs of sales

Costs of sales include all direct product costs, costs related to shipping, handling, duties and importation fees, as well as certain indirect costs such as service and supply chain departments expenses. Indirect costs are allocated by type of sales (goods, RPP and leases, spare parts and services) using an allocation method determined by management by type of costs and segment activities and reviewed on an annual basis.

Shipping and handling costs	1-7 Shipping and handling costs Shipping and handling costs are not considered as performance obligations. Shipping and handling costs are recorded as a component of cost of sales.
Cash equivalents and short term investments

1-8     Cash equivalents and short term investments

Cash equivalents are cash investments which are highly liquid and have initial maturities of 90 days or less.

Cash investments with a maturity higher than 90 days are considered as short-term investments. There is no short-term investment at December 31, 2020.

Accounts Receivable

1-9     Accounts Receivable

The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and the Company’s customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. The Company reviews its allowance for doubtful accounts quarterly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Write-offs for 2020 and 2019 approximated €827 thousands and €15 thousands, respectively. The Company does not have any off-balance-sheet credit exposure related to its customers. 2020 write-offs are linked to the liquidation of the Italian’ subsidiary.

Inventories

1-10     Inventories

Inventories are valued at the lower of cost and net realizable value. Cost is either the manufacturing cost, which is principally comprised of components and labor costs for our own manufactured products, or purchase price for urology products we distribute. Cost is determined on a first-in, first-out basis for components and spare parts and by specific identification for finished goods (medical devices). The Company establishes reserves for inventory estimated to be obsolete, unmarketable or slow moving, first based on a detailed comparison between quantity in inventory and historical consumption and then based on case-by-case analysis of the difference between the cost of inventory and the related estimated market value.

Property and equipment

1-11     Property and equipment

Property and equipment is stated at historical cost, net of accumulated depreciation and impairment. Depreciation of property and equipment is calculated using the straight-line method over the estimated useful life of the related assets, as follows:

Leasehold improvements (in years)		10 or lease term if shorter
Equipment (in years)	3	—	10
Furniture, fixtures, fittings and other (in years)	2	—	10

Equipment includes industrial equipment and research equipment that has alternative future uses. Equipment also includes devices that are manufactured by the Company and leased to customers through operating leases related to Revenue-Per-Procedure transactions and devices subject to sale and leaseback transactions. This equipment is depreciated over a period of seven years.

Long-lived assets

1-12     Long-lived assets

The Company reviews the carrying value of its long-lived assets, including fixed assets and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable. Recoverability of long-lived assets is assessed by a comparison of the carrying amount of the assets (or the Group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted cash flows expected to be generated by the asset or group of assets. If the future net undiscounted cash flows is less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to its then fair value. Fair value is determined by discounting the cash flows expected to be generated by the assets, when the quoted market prices are not available for the long-lived assets. Estimated future cash flows are based on assumptions and are subject to risk and uncertainty.

Goodwill and intangible assets

1-13     Goodwill and intangible assets

Goodwill represents the excess of purchase price over the fair value of identifiable net assets of businesses acquired. Goodwill is not amortized but instead tested annually for impairment or more frequently when events or change in circumstances indicate that the assets might be impaired.

When imparement indicators are identified, the impairment test is performed by comparing the fair value of a reporting unit with its carrying amount, including goodwill. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. For the purpose of any impairment test, the Company relies upon projections of future undiscounted cash flows and takes into account assumptions regarding the evolution of the market and its ability to successfully develop and commercialize its products.

Changes in market conditions could have a major impact on the valuation of these assets and could result in additional impairment losses.

Intangible assets consist primarily of purchased patents relating to lithotripters, purchased licenses, a purchased trade name and a purchased trademark. The basis for valuation of these assets is their historical acquisition cost. Amortization of intangible assets is calculated by the straight-line method over the shorter of the contractual or estimated useful life of the assets, as follows:

Patents (in years)	5
SAP Licenses (in years)	10
Other licenses (in years)	5
Trade name and trademark (in years)	7

Treasury Stocks

1-14     Treasury Stocks

Treasury stock purchases are accounted for at cost. The sale of treasury stocks is accounted for using the first in first out method. Gains on the sale or retirement of treasury stocks are accounted for as additional paid-in capital whereas losses on the sale or retirement of treasury stock are recorded as additional paid-in capital to the extent that previous net gains from sale or retirement of treasury stocks are included therein; otherwise the losses shall be recorded to accumulated benefit (deficit) account. Gains or losses from the sale or retirement of treasury stock do not affect reported results of operations. Treasury stocks held by a Company cannot exceed 10% of the total number of shares issued.

Warranty expenses

1-15     Warranty expenses

The Company provides customers with a warranty for each product sold and accrues warranty expense at time of sale based upon historical claims experience. Standard warranty period may vary from 1 year to 2 years depending on the market. The warranty expense is incurred at time of accrual and not when paid. Warranty expense amounted to €266 thousand, €131 thousand and €433 thousand for the years ended December 31, 2020, 2019 and 2018, respectively.

Income taxes

1-16     Income taxes

The Company accounts for income taxes in accordance with ASC 740, ‘‘Accounting for Income Taxes’’ Under ASC 740, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured by applying enacted tax rates and laws to taxable years in which such differences are expected to reverse. A valuation allowance is established if, based on the weight of available evidence, it is more likely than not that some portion, or all of the deferred tax assets, will not be realized. In accordance with ASC740, no provision has been made for income or withholding taxes on undistributed earnings of foreign subsidiaries, such undistributed earnings being permanently reinvested.

Under ASC740, the measurement of a tax position that meets the more-likely-that-not recognition threshold must take into consideration the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances and information available at the reporting date.

Research and development costs

1-17     Research and development costs

Research and development costs are recorded as an expense in the period in which they are incurred.

The French government provides tax credits to companies for innovative research and development. This tax credit is calculated based on a percentage of eligible research and development costs and it can be refundable in cash and is not contingent on future taxable income. As such, the Company considers the research tax credits as a grant, offsetting research and development expenses.

Advertising costs

1-18     Advertising costs

Advertising costs are recorded as an expense in the period in which they are incurred and are included in selling and administrative expenses in the accompanying consolidated statements of income (loss). Advertising costs amounted to €291 thousand, €739 thousand and €719 thousand for the years ended December 31, 2020, 2019 and 2018, respectively.

Foreign currency translation and transactions

1-19     Foreign currency translation and transactions

Translation of the financial statements of consolidated companies

The reporting currency of EDAP TMS S.A. for all years presented is the euro (€). The functional currency of each subsidiary is its local currency. In accordance with ASC 830, all accounts in the financial statements are translated into euro from the functional currency at the following exchange rates:

●	assets and liabilities are translated at year-end exchange rates;
●	shareholders’ equity is translated at historical exchange rates (as of the date of contribution);
●	statement of income (loss) items are translated at average exchange rates for the year; and
●	translation gains and losses are recorded in a separate component of shareholders’ equity.

Foreign currencies transactions

Transactions involving foreign currencies are translated into the functional currency using the exchange rate prevailing at the time of the transactions. Receivables and payables denominated in foreign currencies are translated at year-end exchange rates. The resulting unrealized exchange gains and losses are recorded in the statement of income (loss).

Presentation in the Statement of Income (loss)

Aggregate foreign currency transactions gains and losses are disclosed in a single caption in the Statement of Income (loss) under section “Foreign currency exchange gain (loss), net”.

Earnings per share

1-20     Earnings per share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share reflects potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The dilutive effects of the Company’s common stock options and warrants is determined using the treasury stock method to measure the number of shares that are assumed to have been repurchased using the average market price during the period, which is converted from U.S. dollars at the average exchange rate for the period.

Derivative instruments

1-21     Derivative instruments

ASC 815 requires the Company to recognize all of its derivative instruments as either assets or liabilities in the statement of financial position at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must classify the hedging instrument, based upon the exposure being hedged, as fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Gains and losses from derivative instruments are recorded in the Statement of Income (loss). As of December 31, 2020, there are no derivative instruments.

Employee stock option plans

1-22     Employee stock option plans

At December 31, 2020, the Company had three stock-based employee compensation plans. ASC 718 requires the recognition of fair value of stock compensation as an expense in the calculation of net income (loss).

Warrants

1-23     Warrants

The Company recorded outstanding warrants issued in March 2012, May 2013 and April 2016 as a liability. Pursuant to guidance of ASC 815-40-15-7(i), the Company determined that the said warrants   could not be considered as being indexed to the Company’s own stock, on the basis that the exercise price of the warrants was determined in U.S. dollars while the functional currency of the Company is the Euro. Since December 31, 2018, there were no more warrants outstanding.

Leases

1-24     Leases

Leases as a Lessee

In accordance with ASC 842, Leases, and as from January 1, 2019, the Company classifies all leases at the inception of a contract and assess whether the contract is, or contains, a lease. The assessment is based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the company controls the use of the identified asset (e.g. whether the company has the right to obtain substantially all of the economic benefits from the use of the asset throughout the period, and whether the company has the right to direct the use of the asset).

Leases are classified as either finance leases or operating leases. Substantially all our operating leases are comprised of office space leases, and substantially all our finance leases are comprised of office furniture and technology equipment.

The Company recognizes a right-of-use (“ROU”) asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, plus prepaid lease payments, less any lease incentives received. All ROU assets are reviewed for impairment. For operating leases, the lease liability is initially measured at the present value of the unpaid lease payments at lease commencement date, discounted using the incremental borrowing rate for assets of same duration or characteristics. For finance leases the lease liability is initially measured in the same manner and date as for operating leases and is subsequently measured at amortized cost using the effective interest method

For operating leases, the ROU asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For finance leases, the ROU asset is subsequently amortized using the straight-line method from the lease commencement date to the earlier of the end of its useful life or the end of the lease term unless the lease transfers ownership of the underlying asset to the Company or the Company is reasonably certain to exercise an option to purchase the underlying asset. In those cases, the ROU asset is amortized over the useful life of the underlying asset. Amortization of the ROU asset is recognized and presented separately from interest expense on the lease liability.

Lease payments included in the measurement of the lease liability comprise the following: the fixed payments, including in-substance fixed payments over the lease term (which includes termination penalties the Company would owe if the lease term assumes the Company’s exercise of a termination option), variable lease payments that depend on an index or ratepayments for optional renewal periods where it is reasonably certain the renewal period will be exercised, the exercise price of an option to purchase the underlying asset if the company is reasonably certain to exercise the option, and amounts expected to be paymable under a Company provided residual value guarantee. Documentation of the discount rates used is provided by a credit simulation carried out by the bank for similar goods and duration.

Variable lease payments associated with the Company’s leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed occurs. Variable lease payments are presented as operating expenses in the Company’s consolidated statements of income in the same line item as expenses arising from fixed lease payments (operating leases) or amortization of the ROU asset (finance leases).

Our real estate leases generally include non-lease maintenance services. The consideration in the contract is allocated to the lease and non-lease components based on standalone selling prices.

Some of our real estate leases contain variable lease payments, including payments based on an index or rate. Variable lease payments based on an index or rate are initially measured using the index or rate in effect at lease commencement, and changes to index and rate-based variable lease payments are recognized in profit or loss in the period of the change. Variable payments that do not depend on an index or rate, such as rental payments based on the use of the underlying asset or property taxes and insurance reimbursement, are recorded as operating expense when incurred. Lease modifications result in remeasurement of the lease payments when that modification is not accounted for as a separate contract.

Lease expense for operating leases consists of the lease payments plus any initial direct costs, primarily brokerage commissions, and is recognized on a straight-line basis over the lease term. Included in lease expense are any variable lease payments incurred in the period that were not included in the initial lease liability. Lease expense for finance leases consists of the amortization of the right-of-use asset on a straight-line basis over the lease term and interest expense determined on an amortized cost basis. The lease payments are allocated between a reduction of the lease liability and interest expense.

The lease term for all of the Company’s leases includes the non-cancellable period of the lease plus any additional periods covered by either a Company option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor .

We have elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a term of 12 months or less. The effect of short-term leases on our right-of-use asset and lease liability was not material. We have elected not to review the classification for expired or existing leases, prior to January 1, 2019.

Leases as a Lessor:

A lessor shall classify a lease as a sales-type lease when the lease meets any of the following criteria at lease commencement:

●	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.
●	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.
●	The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for purposes of classifying the lease.
●	The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments in accordance with paragraph 842-10-30-5(f) equals or exceeds substantially all of the fair value of the underlying asset.
●	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

When none of the criteria are met:

A lessor shall classify the lease as either a direct financing lease or an operating lease. A lessor shall classify the lease as an operating lease unless both of the following criteria are met, in which case the lessor shall classify the lease as a direct financing lease:

●	The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments in accordance with paragraph 842-10-30-5(f) and/or any other third party unrelated to the lessor equals or exceeds substantially all of the fair value of the underlying asset;
●	It is probable that the lessor will collect the lease payments plus any amount necessary to satisfy a residual value guarantee.

Recent accounting pronouncements

1-25     Recent accounting pronouncements

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (ASU 2016-02), which supersedes ASC 840 “Leases” and creates a new topic, ASC 842 "Leases." This update requires lessees to recognize on their balance sheet a lease liability and a lease asset for all leases, including operating leases, with a term greater than 12 months. The update also expands the required quantitative and qualitative disclosures surrounding leases. This update is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with earlier application permitted. The Company adopted the new standard as of January 1, 2019. The Company performed an analysis of all contracts to identify lease components or rights of use. The Company determined that the new standard mostly applies to leases for facilities situated in France, Japan and in the U.S. and for Company’s equipment, vehicles and IT equipment. The last category has been determined as being below the threshold and not material.

The Company adopted ASC 842 using a modified retrospective transition approach for all leases existing at or entered into after, the beginning of the earliest comparative period presented in the financial statements. The Company adopted the new standard as of January 1, 2019 with practical expedients, and did not restate comparative prior periods. The adoption of ASC 842 had a material effect on our consolidated balance sheet, but did not materially affect the consolidated statement of income (loss). The most significant impact was the recognition of the operating lease right-of-use assets and the liability for operating leases. The accounting for finance leases (capital leases) was substantially unchanged. Accordingly, upon adoption, leases that were classified as operating leases under ASC 840 were classified as operating leases under ASC 842, and we recorded an adjustment of €3.5 million to operating lease right-of-use assets and the related lease liability in 2019. The lease liability is based on the present value of the remaining minimum lease payments, determined under ASC 840, discounted using our secured incremental borrowing rate at the effective date of January 1, 2019, using the original lease term as the tenor. As permitted under ASC 842, we elected several practical expedients that permit us to not reassess (1) whether a contract is or contains a lease, (2) the classification of existing leases, and (3) whether previously capitalized costs continue to qualify as initial indirect costs. The application of the practical expedients did not have a significant impact on the measurement of the operating lease liability. As a result, the Company adapted its internal controls to identify contracts and apply the new GAAP.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments, or ASU 2016-13, which changes the impairment model for most financial assets. This standard has been amended with codification improvements in ASU 2018-19, 2019-04, 2019-05, 2019-11. The new model uses a forward-looking expected loss method, which generally results in earlier recognition of allowances for losses. ASU 2016-13 was effective for annual and interim periods beginning after December 15, 2019 and early adoption was permitted for annual and interim periods beginning after December 15, 2018. The Company adopted ASU 2016-13 on January 1, 2020. The application of ASU 2016-3 did not have a significant impact on our accounts.

In January 2017, the FASB issued ASU 2017-04, “Intangibles - Goodwill and Other: Simplifying the Test for Goodwill Impairment.” This update eliminates step 2 from the goodwill impairment test, and requires the goodwill impairment test to be performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. This guidance was effective for the Company in the first quarter of 2020. Early adoption was permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The application of ASU 2016-3 did not have a  significant impact on our accounts.